LONG-TERM DEBT (Details) In Millions, unless otherwise specified	Dec. 31, 2012 CAD	Sep. 30, 2012 CAD	Dec. 31, 2012 Floating Rate Senior Secured Notes Due September 2016 [Member] CAD	Sep. 30, 2012 Floating Rate Senior Secured Notes Due September 2016 [Member] CAD	Dec. 31, 2010 Floating Rate Senior Secured Notes Due September 2016 [Member] USD ($)	Dec. 31, 2012 Senior Secured Notes Due October 2017 [Member] USD ($)	Dec. 31, 2012 Senior Secured Notes Due October 2017 [Member] CAD	Sep. 30, 2012 Senior Secured Notes Due October 2017 [Member] CAD	Dec. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] CAD	Sep. 30, 2012 Senior Notes [Member] CAD	Dec. 31, 2012 Senior Secured Notes Due December 2016 [Member] USD ($)	Dec. 31, 2012 Senior Secured Notes Due December 2016 [Member] CAD	Sep. 30, 2012 Senior Secured Notes Due December 2016 [Member] CAD	Dec. 31, 2012 Senior Notes Two [Member] USD ($)	Dec. 31, 2012 Senior Notes Two [Member] CAD	Sep. 30, 2012 Senior Notes Two [Member] CAD	Dec. 31, 2012 Class B Senior Secured Notes [Member] USD ($)	Dec. 31, 2012 Class B Senior Secured Notes [Member] CAD	Sep. 30, 2012 Class B Senior Secured Notes [Member] CAD	Dec. 31, 2012 First Mortgage Bonds [Member] CAD	Sep. 30, 2012 First Mortgage Bonds [Member] CAD	Dec. 31, 2012 Subordinated Promissory Notes [Member] CAD	Sep. 30, 2012 Subordinated Promissory Notes [Member] CAD	Dec. 31, 2011 Predecessor [Member] CAD	Dec. 31, 2010 Predecessor [Member] CAD	Dec. 31, 2009 Predecessor [Member] CAD	Dec. 31, 2008 Predecessor [Member] CAD	Dec. 31, 2011 Predecessor [Member] Floating Rate Senior Secured Notes Due September 2016 [Member] CAD	Dec. 31, 2011 Predecessor [Member] Senior Secured Notes Due October 2017 [Member] CAD	Dec. 31, 2011 Predecessor [Member] Senior Notes [Member] CAD	Dec. 31, 2011 Predecessor [Member] Senior Secured Notes Due December 2016 [Member] CAD	Dec. 31, 2011 Predecessor [Member] Senior Notes Two [Member] CAD	Dec. 31, 2011 Predecessor [Member] Class B Senior Secured Notes [Member] CAD	Dec. 31, 2011 Predecessor [Member] First Mortgage Bonds [Member] CAD	Dec. 31, 2011 Predecessor [Member] Subordinated Promissory Notes [Member] CAD
Recourse Debt Secured	282.6	279.3	33.9	33.4	$ 35.0	$ 250.0	248.7	245.9	$ 250.0	0	0	$ 280.4	0	0	$ 38.3	0	0	$ 110.0	0	0					671.3				0	0	256.4	285.2	31.2	98.5
Revolving asset-based loan facility of up to $175.0 million due July 2017	24.0	64.0																							0
Revolving asset-based loan facility of up to $175.0 million due May 2016	0	0																							48
Recourse Debt, Capital Lease Obligations	8.2	8.5																							9.2
Carrying Value, Recourse Debt	314.8	351.8																							728.5
Carrying Value, Non-Recourse Debt	113.8	113.8																			95.0	95.0	18.8	18.8	113.8										95.0	18.8
Total debt	428.6	465.6																							842.3
Less: current portion	(6.6)	(6.7)																							(466.8)	(27.0)	(1.0)	(75.8)
Long-term debt	422.00	458.90					33.60	0																	375.50	783.90	774.60	894.10